Provisions (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provisions
Pension liabilities (see Note 5 to the Consolidated Financial Statements)	SEK 40	SEK 38	SEK 17	SEK 66
Long term employee benefit	4	4
Termination reserve	1	9
Total	SEK 45	SEK 51